Trade Receivables and Contract Assets - Summary of Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables And Contract Assets [Abstract]
Trade receivables	€ 309,772	€ 302,655
Allowance for expected credit losses	(7,084)	(6,704)	€ (6,656)
Total trade receivables	€ 302,688	€ 295,951